SCHEDULE OF EXCHANGE CURRENCY RATE (Details)	Jun. 30, 2025	Jun. 30, 2024
Year End United States [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
S$ to US$ Average Rate	1.2825	1.3552
Average Rate United States [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
S$ to US$ Average Rate	1.3248	1.3482